Long-term investment	12 Months Ended
Dec. 31, 2020
Long-term investment
Long-term investment

7.Long-term Investments

In May 2018, the Group acquired 7.42% equity interests in a privately-held company for cash consideration of US$0.5 million, which the Group plans to hold for long term investment purpose. The Group measures its equity securities without a readily determinable fair value at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Group recognized a full impairment of US$0.5 million on this investment in 2019.

In April 2020, the Group partnered with an unrelated third party investor to form a privately-held investing company in limited partnership, of which the Group holds 4% equity interest. The business is to invest enterprises in high-tech industries. The Group measures its equity securities without a readily determinable fair value at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. No impairment was recognized for the year ended December 31,2020.